Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Company's subsidiaries and consolidated VIEs
			Equity interest
Name	Place of establishment	Date of establishment	attributable to the Group	Principal activities
Wholly owned subsidiaries
First High-School Education Group (BVI) Limited (“First High-School BVI”)	BVI	September 20, 2018	100%	Investment holding

First High-School Group Hong Kong Limited (“First High-School HK”)	Hong Kong	September 28, 2016	100%	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”)	The PRC	October 31, 2016	100%	Management consulting service
Yunnan Long-Spring Logistics Service Co., Ltd	The PRC	September 16, 2015	100%	Education and management service

			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIE:
Long-Spring Education Holding Group Limited	The PRC	September 20, 2011	100%	Investment holding
Subsidiaries/schools held by the VIE:
Beijing Hualing International Human Resources Co., Ltd	The PRC	December 5, 2016	100%	Management service
Yunnan Zhongchuang Education Tutorial School	The PRC	August 28, 2012	100%	Tutorial services
Kunming Xishan Long-Spring Experimental Secondary School	The PRC	April 4, 2014	100%	Formal education services*
Kunming Chenggong Long-Spring Experimental Secondary School	The PRC	July 23, 2015	100%	Formal education services*
Yunnan Hengshui Experimental Secondary School— Xishan School	The PRC	July 1, 2016	100%	Formal education services*
Yiliang Long-Spring Experimental Secondary SchoolYunnan	The PRC	July 11, 2016	100%	Formal education services*
Yunnan Long-Spring Foreign Language Secondary School Dianchi Resort District School	The PRC	April 18, 2017	100%	Formal education services*

			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIEs:
Qujing Hengshui Experimental Secondary School	The PRC	July 18, 2017	100%	Formal education services*
Yunnan Yuxi Hengshui Experimental High School	The PRC	August 3, 2017	100%	Formal education services*
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd.	The PRC	January 10, 2019	100%	Tutorial services
Xinping Long-Spring Advanced Secondary School Co., Ltd.	The PRC	July 5, 2019	100%	Formal education services*
Shanxi Long-Spring Enterprise Management Co., Ltd.	The PRC	June 20, 2019	56%	Investment holding
Datong Hengshi Gaokao Tutorial School	The PRC	June 20, 2019	56%	Tutorial services
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	The PRC	July 20, 2020	100%	Formal education services*
Guizhou Long-Spring Century Technology Co., Ltd.	The PRC	June 17, 2020	100%	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd.	The PRC	July 1, 2020	56%	Management consulting service
Yunnan Lihua Education Technology Co., Ltd.	The PRC	May 11, 2020	56%	Investment holding
Zhenxiong Bainian Long-Spring Technology Co., Ltd.	The PRC	July 2, 2020	56%	Management consulting service
Zhenxiong Long-Spring Advanced Secondary School	The PRC	September 1, 2020	56%	Formal education services*
Qiubei Long-Spring Experimental Secondary School	The PRC	July 21, 2020	100%	Formal education services*
Wenshan Long-Spring Experimental Secondary School	The PRC	August 3, 2020	56%	Formal education services*
Mengla Long-Spring Experimental Secondary School	The PRC	September 4, 2020	100%	Formal education services*
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	The PRC	August 24, 2018	100%	Tutorial services
Beijing First High-Education Technology Co., Ltd.	The PRC	March 18, 2021	100%	Management consulting service
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd.	The PRC	June 10, 2021	70%	Investment holding
Shenyang Century Long-Spring Technology Co., Ltd.	The PRC	May 12, 2021	70%	Investment holding
Xiamen Hengshi Education Technology Co., Ltd.	The PRC	June 07, 2021	60%	Investment holding
Shenzhen Hengshi Education Technology Co., Ltd.	The PRC	May 27, 2021	60%	Investment holding
Chongqing Hengshi Education Technology Co., Ltd.	The PRC	February 26, 2021	100%	Investment holding
Mengzi Bainian Long-Spring Education Technology Co., Ltd.	The PRC	February 8, 2022	100%	Investment holding
Panzhihua Bainian Long-Spring Education Technology Co., Ltd.	The PRC	January 11, 2022	100%	Investment holding
Yunnan Hengshun Property Service Co., Ltd.	The PRC	October 18, 2018	100%	Management consulting service
Zunyi Hengshi Education Technology Co., Ltd.	The PRC	May 19, 2021	100%	Management consulting service
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd	The PRC	December 24, 2020	100%	Management consulting service
Shaanxi Century Long-Spring Education Technology Co., Ltd.	The PRC	January 11, 2021	100%	Investment holding
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	The PRC	March 08, 2021	51%	Management consulting service
Guizhou New Vocational Education Technology Co., Ltd.	The PRC	September 17, 2022	100%	Management consulting service
New Vocational Education (Hebei) Education Technology Co., Ltd.	The PRC	September 9, 2022	100%	Management consulting service
New Vocational Education (Henan) Education Technology Co., Ltd.	The PRC	September 13, 2022	100%	Management consulting service
New Vocational Education (Chengdu) Cultural Development Co., Ltd.	The PRC	December 20, 2022	100%	Management consulting service
New Vocational Education (Shandong) Cultural Development Co., Ltd.	The PRC	November 1, 2022	100%	Management consulting service

*	Formal education services include middle, high and international school services. F-1